Subsequent events	12 Months Ended
Apr. 30, 2016
Subsequent Events [Abstract]
Subsequent events

7.            Subsequent events

Management has evaluated subsequent events or transactions occurring through the date the financial statements were issued. Management concluded that no additional subsequent events required disclosure in these financial statements.